Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Intangible Assets Details
Cost	$ 6,348	$ 5,740
Less: accumulated amortization	(3,561)	(2,955)
Total	$ 2,787	$ 2,785